LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
Schedule of long-term debt

	Effective interest rate as of December 31, 2017	2017	2016

Bank credit facilities (i)	2.95%	5,357	225,521
Senior Notes (ii) (note 7)		3,289,200	2,954,780

Total long-term debt		3,294,557	3,180,301

Change in fair value related to hedged interest rate risk		5,789	8,377
Adjustments related to embedded derivatives		—	(174)
Financing fees, net of amortization		(30,016)	(25,396)

		(24,227)	(17,193)

		3,270,330	3,163,108

Less current portion		(5,357)	(10,714)

		$3,264,973	$3,152,394

(i)The bank credit facilities provide for a $965.0 million secured revolving credit facility that matures in July 2021 and a $75.0 million secured export financing facility providing for a term loan that matures in June 2018. The revolving credit facility bears interest at Bankers’ acceptance rate, U.S. London Interbank Offered Rate (“LIBOR”), Canadian prime rate or U.S. prime rate, plus a margin, depending on the Corporation’s leverage ratio. Advances under the export financing facility bear interest at Bankers’ acceptance rate plus a margin. The bank credit facilities are secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of the Corporation and most of its wholly owned subsidiaries. As of December 31, 2017, the bank credit facilities were secured by assets with a carrying value of $6,665.7 million ($5,804.3 million in 2016). The bank credit facilities contain covenants such as maintaining certain financial ratios, limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2017, no amount had been drawn on the secured revolving credit facility  ($209.4 million in 2016) and $5.4 million was outstanding on the export financing facility ($16.1 million in 2016).

(ii)The Senior Notes are unsecured and contain certain restrictions on the Corporation, including limitations on its ability to incur additional indebtedness, pay dividends or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make-whole formula at any time prior to their maturity. The Notes are guaranteed by specific subsidiaries of the Corporation. The following table summarizes terms of the outstanding Senior Notes as of December 31, 2017:

Principal amount			Annual nominal interest rate	Effective interest rate (after discount at issuance)	Maturity date	Interest payable every 6 months on

US$	800,000		5.000%	5.000%	July 15, 2022	January and July 15
US$	600,000		5.375%	5.375%	June 15, 2024	June and December 15
$400,000			5.625%	5.625%	June 15, 2025	April and October 15
$375,000		[1]	5.750%	5.750%	January 15, 2026	March and September 15
US$	600,000	[2]	5.125%	5.125%	April 15, 2027	April and October 15

[1]	The Notes were issued in September 2015 for net proceeds of $370.1 million, net of financing fees of $4.9 million.
[2]	The Notes were issued in April 2017 for net proceeds of $794.5 million, net of financing fees of $9.9 million.

Schedule of principal repayments of long-term debt
2018	$5,357
2019	—
2020	—
2021	—
2022	1,005,680
2023 and thereafter	2,283,520